SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before tax	$ (268,351)	$ (104,472)
Tax (credit) calculated at statutory tax rate (25%)	(67,087)	(26,118)
Valuation allowance	82,012	35,142
Total income taxes	$ 14,925	$ 9,024